Warrant liabilities - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 D $ / shares shares	Dec. 15, 2021 $ / shares shares
Mudrick
Disclosure of fair value measurement of liabilities [line items]
Number of shares entitled per public warrant | shares		1
Exercise price of warrants		$ 11.50
Number of warrants issued | shares		4,000,000
Public Warrants
Disclosure of fair value measurement of liabilities [line items]
Warrants expiration period	5 years
Redemption price	$ 0.01
Trigger price	$ 18.00
Threshold trading days for redemption of warrants | D	20
Threshold consecutive trading days for redemption of warrants | D	30
Number of shares entitled per public warrant | shares	1
Exercise price of warrants	$ 11.50